Subsequent events - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Mar. 25, 2020 USD ($) $ / shares shares	Jan. 28, 2020 shares $ / shares	Jan. 03, 2020 USD ($) $ / shares shares	Aug. 29, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 23, 2019 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Common stock value outstanding					$ 194,859,415	$ 170,502,394
Weighted average remaining contractual life of outstanding share options					5 years 3 months 25 days
Amount allocated to common shares					$ 7,002,043	59,998
Cash commission					1,136,146	$ 785,128
Aspire Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from offerings					3,000,000
Cash commission					$ 417,113
Aspire Agreement [Member] | Aspire Capital Fund LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital Issued Commitments				$ 35,000,000			$ 35,000,000
Shares issued | shares | shares				1,777,325	7,784,444		973,000
Gross proceeds from offerings				$ 3,000,000
Events After Reporting Period [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | shares		25,765
Weighted average remaining contractual life of outstanding share options		7 years
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 0.657
Events After Reporting Period [member] | Cambridge Design Partnership Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares issued for consideration other than cash | shares			501,148
Price per share | $ / shares			$ 0.50
Common stock value outstanding			$ 250,574
Events After Reporting Period [member] | Institutional investors [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares | shares	7,000,000
Gross proceeds from offerings	$ 1.2
Share price | $ / shares	$ 0.17
Number of warrants to purchase common stock | shares	3,500,000
Net proceeds from offering	$ 0.885
Exercise price per share | $ / shares	$ 0.19
Warrants expiration period	5 years
Fair value of warrants	$ 618,100
Amount allocated to common shares	$ 571,900
Events After Reporting Period [member] | Wainwright [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase common stock | shares	490,000
Exercise price per share | $ / shares	$ 0.2125
Cash commission	$ 83,300
Warrants expiration period	Mar. 25, 2025